Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

The accounting policies and method of computation used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the audited consolidated financial statements for the preceding fiscal years included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.

Convenience Translation

Translations of the unaudited interim condensed consolidated balance sheet, the unaudited interim condensed consolidated statement of loss, unaudited interim condensed consolidated statement of comprehensive loss and unaudited interim condensed consolidated statement of cash flows from RMB into USD as of and for the six months ended June 30, 2022 are solely for the convenience of the readers and calculated at the rate of USD 1.00 = RMB 6.7114, representing the exchange rate as of June 30, 2022 set forth in the China Foreign Exchange Trade System. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate as of that or any other date.

2.
Summary of Significant Accounting Policies (continued)

New and amended standards and interpretations adopted by the Group

Effective for annual periods beginning on or after

Amendments to IFRS 3, IAS 16, IAS 37, and some annual improvements on IFRS 1, IFRS 9, IAS 41 and IFRS 16*	General Improvements	January 1, 2022

* There was no significant impact to the consolidated financial statements from adoption.

New and amended standards and interpretations not yet adopted by the Group

Effective for annual periods beginning on or after

Amendments to IAS 1*	Classification of Liabilities as Current or Non-Current	January 1, 2023
Amendments to IAS 8*	Guidance on Application of Accounting Policies, Changes in Accounting Estimates and Errors	January 1, 2023
Amendments to IAS 12*	Comprehensive Balance Sheet Method for Accounting of Income Taxes	January 1, 2023

* The Company does not expect the adoption of these standards to have a material impact in the consolidated financial statements.